Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
Profit or loss [Abstract]
Net operating revenues	$ 5,036,596	$ 149,284,706	$ 147,870,124	$ 144,830,421
Operating costs	(4,123,716)	(122,226,948)	(117,490,694)	(113,061,894)
Gross profit	912,880	27,057,758	30,379,430	31,768,527
Operating expenses
Sales and marketing expenses	(142,842)	(4,233,830)	(4,589,563)	(4,064,053)
General and administrative expenses	(143,040)	(4,239,713)	(5,800,810)	(3,730,259)
Research and development expenses	(461,187)	(13,669,589)	(13,532,356)	(12,174,824)
Subtotal	(747,069)	(22,143,132)	(23,922,729)	(19,969,136)
Net other operating income and expenses	55,792	1,653,695	(263,125)	(963,734)
Operating income	221,603	6,568,321	6,193,576	10,835,657
Non-operating income and expenses
Other income	29,541	875,587	899,983	1,048,942
Other gains and losses	33,539	994,092	859,400	1,933,859
Finance costs	(84,182)	(2,495,162)	(1,414,303)	(523,865)
Share of profit or loss of associates and joint ventures	5,325	157,837	(315,666)	4,694
Bargain purchase gain in acquisition of additional shares of equity investees	173	5,130	0	0
Exchange gain, net	52,831	1,565,905	0	369,311
Exchange loss, net	0	0	(1,501,904)	0
Subtotal	37,227	1,103,389	(1,472,490)	2,832,941
Income from continuing operations before income tax	258,830	7,671,710	4,721,086	13,668,598
Income tax expense	(33,485)	(992,481)	(552,524)	(1,027,500)
Net income	225,345	6,679,229	4,168,562	12,641,098
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(6,214)	(184,186)	(75,893)	(40,200)
Share of remeasurements of defined benefit plans of associates and joint ventures	41	1,221	2,459	(1,831)
Income tax effect	1,056	31,311	12,899	6,809
Subtotal	(5,117)	(151,654)	(60,535)	(35,222)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(201,593)	(5,975,203)	(1,815,947)	2,784,800
Unrealized gain (loss) on available-for-sale financial assets	19,617	581,439	(1,969,636)	(3,760,207)
Share of other comprehensive income (loss) of associates and joint ventures	23,852	706,977	(331,615)	(276,317)
Income tax effect	807	23,908	153,662	222,327
Subtotal	(157,317)	(4,662,879)	(3,963,536)	(1,029,397)
Total other comprehensive loss, net of tax	(162,434)	(4,814,533)	(4,024,071)	(1,064,619)
Total comprehensive income	62,911	1,864,696	144,491	11,576,479
Net income attributable to:
Stockholders of the parent	326,474	9,676,698	8,621,147	13,254,071
Non-controlling interests	(101,129)	(2,997,469)	(4,452,585)	(612,973)
Net income	225,345	6,679,229	4,168,562	12,641,098
Total comprehensive income attributable to:
Stockholders of the parent	167,806	4,973,766	4,629,394	12,251,566
Non-controlling interests	(104,895)	(3,109,070)	(4,484,903)	(675,087)
Total comprehensive income	$ 62,911	$ 1,864,696	$ 144,491	$ 11,576,479
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 0.03	$ 0.81	$ 0.71	$ 1.07
Earnings per share-diluted | (per share)	$ 0.03	$ 0.75	$ 0.67	$ 1.02